Lease Liabilities (Details) - Schedule of Company has Recognized Leases - CAD ($) $ in Thousands	12 Months Ended
	Dec. 11, 2023	Dec. 11, 2022	Dec. 11, 2021	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company has Recognized Leases [Abstract]
Balance, beginning of year	$ 963
Additions	12,789	970
Interest expense	71	19
Payments	(99)	(26)
Balance, end of year	13,724	963
Current portion	6,002	98		$ 6,002	$ 98
Non-current portion	$ 7,722	$ 865		$ 7,722	$ 865